Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
14.	FAIR VALUE MEASUREMENTS

The Company complies with ASC Topics 820, “Fair Value Measurement”, and 815, “Derivatives and Hedging” for its liabilities, which are re-measured and reported at fair value for each reporting period.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2015, and March 31, 2016, and indicates the fair value hierarchy of the valuation techniques the Company has used to determine such fair value. In general, fair values determined by Level 1 inputs use quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs use data points that are observable, such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs use unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
Liabilities:
IPO and Placement Warrant Liability	$1,575,000	$1,575,000	$-	$-
Series A Warrant Liability	4,215,600	-	4,215,600	-
Series B Warrant Liability	5,452,200	-	5,452,200	-
Total Warrant Liability	$11,242,800	$1,575,000	$9,667,800	$-

	March 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2016	(Level 1)	(Level 2)	(Level 3)
Liabilities:
IPO and Placement Warrant Liability	$787,500	$787,500	$-	$-
Series A Warrant Liability	1,583,100	-	1,583,100	-
Series B Warrant Liability	1,591,300	-	1,591,300	-
Total Warrant Liability	$3,961,900	$787,500	$3,174,400	$-

The fair values of the Company’s warrant liabilities are determined through market, observable and corroborated sources.  The Company engaged an independent valuation firm (the “Valuation Firm”) to perform valuations of the warrant liabilities as of July 31, 2015, the date of the Business Combination and related Financing, December 31, 2015 and March 31, 2016. The Valuation Firm used a multi-stage process to determine the fair value of the warrants of the Company, which involved several types of analyses and calculations of value for the Company’s securities as follows:

IPO and Placement Warrants – For December 31, 2015, the value of the IPO and Placement Warrants was calculated based upon the quoted price of the warrants that trade on the OTC markets under the ticker symbol TMPSW, which was $0.20 as of that date. For March 31, 2016, the value of the IPO and Placement Warrants was calculated based upon the quoted price of the warrants that trade on the OTC markets under the ticker symbol TMPSW, which was $0.10 as of that date.

Series A Warrants – The Valuation Firm calculated the value of these warrants using a Black-Scholes option pricing model based on the value of the common stock and the volatility of such shares.

Series B Warrants – The Valuation Firm determined the impact of various common stock values as of the expiration date of the Series B Warrants after considering the exercise features, including the alternate cashless exercise of those warrants. The Valuation Firm then used a Monte Carlo simulation to determine the probability of common stock values as of the expiration date and calculated the value of the Series B Warrants in each trial. The weighted average value of the Series B Warrants as of the valuation date was then calculated.

Observable inputs used in the calculation of the valuations include the implied valuation of the Company’s securities based on prior sales, specifically the Financing associated with the Business Combination. Other inputs include a risk-free rate as of the valuation date and implied volatility derived from comparable publicly traded companies, as well as the quoted price of Tempus’ common shares and the quoted price of Tempus’ IPO and Placement Warrants.

9.	FAIR VALUE MEASUREMENTS

The Company complies with ASC Topics 820, “Fair Value Measurement”, and 815, “Derivatives and Hedging” for its liabilities, which are re-measured and reported at fair value for each reporting period.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of July 31, 2015, the date of the Business Combination, and December 31, 2015, and indicates the fair value hierarchy of the valuation techniques the Company has used to determine such fair value. In general, fair values determined by Level 1 inputs use quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs use data points that are observable, such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs use unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

	July 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
Liabilities:
IPO and Placement Warrant Liability	$1,471,900	$-	$1,471,900	$-
Series A Warrant Liability	1,406,800	-	1,406,800	-
Series B Warrant Liability	5,268,400	-	5,268,400	-
Total Warrant Liability	$8,147,100	$-	$8,147,100	$-

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
Liabilities:
IPO and Placement Warrant Liability	$1,575,000	$1,575,000	$-	$-
Series A Warrant Liability	4,215,600	-	4,215,600	-
Series B Warrant Liability	5,452,200	-	5,452,200	-
Total Warrant Liability	$11,242,800	$1,575,000	$9,667,800	$-

The fair values of the Company’s warrant liabilities are determined through market, observable and corroborated sources.  The Company engaged an independent valuation firm (the “Valuation Firm”) to perform valuations of the warrant liabilities as of July 31, 2015, the date of the Business Combination and related Financing and as of December 31, 2015. The Valuation Firm used a multi-stage process to determine the fair value of the warrants of the Company, which involved several types of analyses and calculations of value for the Company’s securities as follows:

IPO and Placement Warrants – For the July 31, 2015 valuation, the Valuation Firm calculated the value of these warrants using a Black-Scholes option pricing model based on the implied value of the common stock based upon the terms of the Business Combination and the volatility of such shares. For December 31, 2015, the value of the IPO and Placement Warrants was calculated based upon the quoted price of the warrants that trade on the OTC markets under the ticker symbol TMPSW, which was $0.20 as of that date.

Series A Warrants – The Valuation Firm calculated the value of these warrants using a Black-Scholes option pricing model based on the value of the common stock and the volatility of such shares.

Series B Warrants – The Valuation Firm determined the impact of various common stock values as of the expiration date of the Series B Warrants after considering the exercise features, including the alternate cashless exercise of those warrants. The Valuation Firm then used a Monte Carlo simulation to determine the probability of common stock values as of the expiration date and calculated the value of the Series B Warrants in each trial. The weighted average value of the Series B Warrants as of the valuation date was then calculated.

Observable inputs used in the calculation of the valuations include the implied valuation of the Company’s securities based on prior sales, specifically the Financing associated with the Business Combination. Other inputs include a risk-free rate as of the valuation date and implied volatility derived from comparable publicly traded companies, as well as the quoted price of Tempus’ common shares and the quoted price of Tempus’ IPO and Placement Warrants.